Condensed Consolidating Financial Information	6 Months Ended
Jun. 30, 2011
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

14. Condensed Consolidating Financial Information

The $250 million Senior Unsecured Notes co-issued by Genesis Energy, L.P. and Genesis Energy Finance Corporation are fully and unconditionally guaranteed jointly and severally by all of Genesis Energy, L.P.'s subsidiaries, except Genesis Free State Pipeline, LLC, Genesis NEJD Pipeline, LLC and certain other minor subsidiaries. Genesis NEJD Pipeline, LLC is 100% owned by Genesis Energy, L.P., the parent company. The remaining non-guarantor subsidiaries are owned by Genesis Crude Oil, L.P., a guarantor subsidiary. Genesis Energy Finance Corporation has no independent assets or operations. See Note 10 for additional information regarding our consolidated debt obligations.

As a result of the IDR Restructuring on December 28, 2010 (see Note 1), each subsidiary guarantor and the subsidiary co-issuer are 100% owned, directly or indirectly, by Genesis Energy, L.P.

The following is condensed consolidating financial information for Genesis Energy, L.P. and subsidiary guarantors:

	June 30, 2011
	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$3	$—	$4,562	$869	$—	$5,434
Other current assets	613,364	—	326,932	25,866	(629,354)	336,808

Total current assets	613,367	—	331,494	26,735	(629,354)	342,242

Fixed Assets, at cost	—	—	298,773	75,511	—	374,284
Less: Accumulated depreciation	—	—	(109,702)	(8,107)	—	(117,809)

Net fixed assets	—	—	189,071	67,404	—	256,475

Goodwill	—	—	325,046	—	—	325,046
Other assets, net	13,385	—	295,354	164,521	(169,664)	303,596
Equity investees and other investments	—	—	335,404	—	—	335,404
Investments in subsidiaries	672,512	—	86,655	—	(759,167)	—

Total assets	$1,299,264	$—	$1,563,024	$258,660	$(1,558,185)	$1,562,763

LIABILITIES AND PARTNERS' CAPITAL
Current liabiltiies	$1,801	$—	$869,931	$2,815	$(629,217)	$245,330
Senior secured credit facilities	406,000	—	—	—	—	406,000
Senior unsecured notes	250,000	—	—	—	—	250,000
Deferred tax liabilities	—	—	14,247	—	—	14,247
Other liabilities	—	—	5,723	169,473	(169,473)	5,723

Total liabilities	657,801	—	889,901	172,288	(798,690)	921,300

Partners' capital	641,463	—	673,123	86,372	(759,495)	641,463

Total liabilities and partners' capital	$1,299,264	$—	$1,563,024	$258,660	$(1,558,185)	$1,562,763

	December 31, 2010
	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$1	$—	$5,082	$679	$—	$5,762
Other current assets	584,967	—	245,240	20,620	(604,051)	246,776

Total current assets	584,968	—	250,322	21,299	(604,051)	252,538

Fixed Assets, at cost	—	—	297,832	75,507	—	373,339
Less: Accumulated depreciation	—	—	(101,472)	(6,811)	—	(108,283)

Net fixed assets	—	—	196,360	68,696	—	265,056

Goodwill	—	—	325,046	—	—	325,046
Other assets, net	14,695	—	310,808	166,616	(171,458)	320,661
Equity investees and other investments	—	—	343,434	—	—	343,434
Investments in subsidiaries	682,641	—	83,323	—	(765,964)	—

Total assets	$1,282,304	$—	$1,509,293	$256,611	$(1,541,473)	$1,506,735

LIABILITIES AND PARTNERS' CAPITAL
Current liabilities	$3,040	$—	$805,381	$2,172	$(603,879)	$206,714
Senior secured credit facilities	360,000	—	—	—	—	360,000
Senior unsecured notes	250,000	—	—	—	—	250,000
Deferred tax liabilities	—	—	15,193	—	—	15,193
Other liabilities	—	—	5,564	171,266	(171,266)	5,564

Total liabilities	613,040	—	826,138	173,438	(775,145)	837,471

Partners' capital	669,264	—	683,155	83,173	(766,328)	669,264

Total liabilities and partners' capital	$1,282,304	$—	$1,509,293	$256,611	$(1,541,473)	$1,506,735

	Three Months Ended June 30, 2011
	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Supply and logistics	$—	$—	$698,343	$—	$—	$698,343
Refinery services	—	—	46,782	4,668	(2,087)	49,363
Pipeline transportation services	—	—	8,983	6,101	—	15,084

Total revenues	—	—	754,108	10,769	(2,087)	762,790

COSTS AND EXPENSES:
Supply and logistics costs	—	—	679,357	—	—	679,357
Refinery services operating costs	—	—	28,675	4,004	(2,415)	30,264
Pipeline transportation operating costs	—	—	4,210	146	—	4,356
General and administrative	—	—	8,380	—	—	8,380
Depreciation and amortization	—	—	13,604	649	—	14,253
Net loss on disposal of surplus assets	—	—	249	—	—	249

Total costs and expenses	—	—	734,475	4,799	(2,415)	736,859

OPERATING (LOSS) INCOME	—	—	19,633	5,970	328	25,931
Equity in earnings of joint ventures	—	—	592	—	—	592
Equity in earnings of subsidiaries	26,352	—	1,577	—	(27,929)	—
Interest (expense) income	(8,994)	—	4,241	(4,258)	—	(9,011)

(Loss) income before income taxes	17,358	—	26,043	1,712	(27,601)	17,512
Income tax (expense) benefit	—	—	30	(184)	—	(154)

NET (LOSS) INCOME	17,358	—	26,073	1,528	(27,601)	17,358
Net loss attributable to noncontrolling interests	—	—	—	—	—	—

NET (LOSS) INCOME ATTRIBUTABLE TO GENESIS ENERGY, L.P.	$17,358	$—	$26,073	$1,528	$(27,601)	$17,358

	Three Months Ended June 30, 2010
	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Supply and logistics	$—	$—	$404,892	$—	$—	$404,892
Refinery services	—	—	36,594	4,187	(2,560)	38,221
Pipeline transportation services	—	—	7,226	6,199	—	13,425

Total revenues	—	—	448,712	10,386	(2,560)	456,538

COSTS AND EXPENSES:
Supply and logistics costs	—	—	392,991	—	—	392,991
Refinery services operating costs	—	—	20,913	3,502	(2,625)	21,790
Pipeline transportation operating costs	—	—	2,916	197	—	3,113
General and administrative	—	—	6,801	—	—	6,801
Depreciation and amortization	—	—	12,958	648	—	13,606
Net loss on disposal of surplus assets	—	—	(62)	—	—	(62)

Total costs and expenses	—	—	436,517	4,347	(2,625)	438,239

OPERATING (LOSS) INCOME	—	—	12,195	6,039	65	18,299
Equity in earnings of joint ventures	—	—	363	—	—	363
Equity in earnings of subsidiaries	14,238	—	1,404	—	(15,642)	—
Interest (expense) income	—	—	585	(4,345)	—	(3,760)

(Loss) income before income taxes	14,238	—	14,547	1,694	(15,577)	14,902
Income tax (expense) benefit	—	—	(641)	(340)	—	(981)

NET (LOSS) INCOME	14,238	—	13,906	1,354	(15,577)	13,921
Net loss attributable to noncontrolling interests	—	—	317	—	—	317

NET (LOSS) INCOME ATTRIBUTABLE TO GENESIS ENERGY, L.P.	$14,238	$—	$14,223	$1,354	$(15,577)	$14,238

	Six Months Ended June 30, 2011
	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Supply and logistics	$—	$—	$1,326,140	$—	$—	$1,326,140
Refinery services	—	—	94,292	9,148	(6,531)	96,909
Pipeline transportation services	—	—	16,904	12,635	—	29,539

Total revenues	—	—	1,437,336	21,783	(6,531)	1,452,588

COSTS AND EXPENSES:
Supply and logistics costs	—	—	1,300,721	—	—	1,300,721
Refinery services operating costs	—	—	58,193	8,224	(6,567)	59,850
Pipeline transportation operating costs	—	—	8,119	307	—	8,426
General and administrative	—	—	16,434	—	—	16,434
Depreciation and amortization	—	—	26,858	1,298	—	28,156
Net loss on disposal of surplus assets	—	—	238	—	—	238

Total costs and expenses	—	—	1,410,563	9,829	(6,567)	1,413,825

OPERATING (LOSS) INCOME	—	—	26,773	11,954	36	38,763
Equity in earnings of joint ventures	—	—	3,789	—	—	3,789
Equity in earnings of subsidiaries	42,060	—	3,293	—	(45,353)	—
Interest (expense) income	(17,672)	—	8,500	(8,538)	—	(17,710)

(Loss) income before income taxes	24,388	—	42,355	3,416	(45,317)	24,842
Income tax (expense) benefit	—	—	(234)	(220)	—	(454)

NET (LOSS) INCOME	24,388	—	42,121	3,196	(45,317)	24,388
Net loss attributable to noncontrolling interests	—	—	—	—	—	—

NET (LOSS) INCOME ATTRIBUTABLE TO GENESIS ENERGY, L.P.	$24,388	$—	$42,121	$3,196	$(45,317)	$24,388

	Six Months Ended June 30, 2010
	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Supply and logistics	$—	$—	$828,263	$—	$—	$828,263
Refinery services	—	—	65,773	6,540	(4,590)	67,723
Pipeline transportation services	—	—	14,263	12,820	—	27,083

Total revenues	—	—	908,299	19,360	(4,590)	923,069

COSTS AND EXPENSES:
Supply and logistics costs	—	—	809,048	—	—	809,048
Refinery services operating costs	—	—	36,766	5,617	(4,366)	38,017
Pipeline transportation operating costs	—	—	7,221	321	—	7,542
General and administrative	—	—	13,095	—	—	13,095
Depreciation and amortization	—	—	25,716	1,296	—	27,012
Net loss on disposal of surplus assets	—	—	18	—	—	18

Total costs and expenses	—	—	891,864	7,234	(4,366)	894,732

OPERATING (LOSS) INCOME	—	—	16,435	12,126	(224)	28,337
Equity in earnings of joint ventures	—	—	545	—	—	545
Equity in earnings of subsidiaries	21,123	—	3,175	—	(24,298)	—
Interest (expense) income	—	—	1,747	(8,711)	—	(6,964)

(Loss) income before income taxes	21,123	—	21,902	3,415	(24,522)	21,918
Income tax (expense) benefit	—	—	(1,332)	(340)	—	(1,672)

NET (LOSS) INCOME	21,123	—	20,570	3,075	(24,522)	20,246
Net loss attributable to noncontrolling interests	—	—	877	—	—	877

NET (LOSS) INCOME ATTRIBUTABLE TO GENESIS ENERGY, L.P.	$21,123	$—	$21,447	$3,075	$(24,522)	$21,123

	Six Months Ended June 30, 2011
	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash provided by operating activities	$(45,998)	$—	$53,434	$1,971	$15	$9,422

CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(9,328)	—	—	(9,328)
Distributions from joint ventures - return of investment	52,189	—	6,096	—	(52,189)	6,096
Investments in joint ventures and other investments	—	—	(194)	—	—	(194)
Repayments on loan to non-guarantor subsidiary	—	—	1,796	—	(1,796)	—
Other, net	—	—	1,041	—	—	1,041

Net cash used in investing activities	52,189	—	(589)	—	(53,985)	(2,385)

CASH FLOWS FROM FINANCING ACTIVITIES:
Bank borrowings	267,900	—	—	—	—	267,900
Bank repayments	(221,900)	—	—	—	—	(221,900)
Distributions to partners/owners	(52,189)	—	(52,189)	—	52,189	(52,189)
Other, net	—	—	(1,176)	(1,781)	1,781	(1,176)

Net cash provided by (used in) financing activities	(6,189)	—	(53,365)	(1,781)	53,970	(7,365)

Net increase (decrease) in cash and cash equivalents	2	—	(520)	190	—	(328)
Cash and cash equivalents at beginning of period	1	—	5,082	679	—	5,762

Cash and cash equivalents at end of period	$3	$—	$4,562	$869	$—	$5,434

	Six Months Ended June 30, 2010
	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash provided by operating activities	$1,002	$—	$8,463	$2,236	$(988)	$10,713

CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(5,952)	(28)	—	(5,980)
Distributions from joint ventures - return of investment	32,761	—	180	—	(32,761)	180
Investments in joint ventures and other investments	1,639	—	—	—	(1,639)	—
Repayments on loan to non-guarantor subsidiary	—	—	1,623	—	(1,623)	—
Other, net	—	—	640	—	—	640

Net cash used in investing activities	34,400	—	(3,509)	(28)	(36,023)	(5,160)

CASH FLOWS FROM FINANCING ACTIVITIES:
Bank borrowings	—	—	345,029	—	—	345,029
Bank repayments	—	—	(307,029)	—	—	(307,029)
Credit facility and senior unsecured notes issuance fees	—	—	(7,428)	—	—	(7,428)
Issuance of ownership interests to partners for cash	(1,639)	—	37	—	1,639	37
Noncontrolling interests contributions, net of distributions	—	—	—	—	(3)	(3)
Distributions to partners/owners	(33,763)	—	(33,766)	—	33,766	(33,763)
Other, net	—	—	(511)	(1,609)	1,609	(511)

Net cash provided by (used in) financing activities	(35,402)	—	(3,668)	(1,609)	37,011	(3,668)

Net increase (decrease) in cash and cash equivalents	—	—	1,286	599	—	1,885
Cash and cash equivalents at beginning of period	2	—	3,884	262	—	4,148

Cash and cash equivalents at end of period	$2	$—	$5,170	$861	$—	$6,033